Convertible notes at fair value - Summary of fair value of the notes determined using monte carlo simulation with key assumptions (Details)	Aug. 11, 2020	Jul. 30, 2020	Jul. 24, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 03, 2020	Dec. 31, 2019	Dec. 12, 2019	Nov. 14, 2019	Aug. 22, 2019	Mar. 01, 2019	Feb. 01, 2019
2018 Notes
Bank borrowings
Volatility	49.75%		49.26%	51.24%	45.38%	42.09%	44.17%	43.86%	44.34%	43.86%	44.99%	44.59%
Risk-free rate	0.23%		0.23%	0.24%	0.45%	1.37%	1.67%	1.71%	1.61%	1.47%	2.62%	2.55%
January 2020 Notes
Bank borrowings
Volatility						42.09%
Risk-free rate						1.37%
July 2020 Notes
Bank borrowings
Volatility		49.45%
Risk-free rate		0.19%